GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.7%
Aerospace & Defense – 2.2%
7,525 BWX Technologies, Inc. $ 1,473,997
45,838 General Electric Co. 14,840,511
32,852 L3Harris Technologies, Inc. 10,354,293
38,645 RTX Corp. 6,942,961
33,611,762
Automobiles – 2.0%
71,003 Tesla, Inc.* 30,942,397
Banks – 2.8%
178,259 Bank of America Corp. 9,198,164
83,294 Citigroup, Inc. 10,486,715
82,471 JPMorgan Chase & Co. 24,684,395
44,369,274
Beverages – 1.2%
183,952 Coca-Cola Co. (The) 14,534,048
56,641 Coca-Cola Europacific Partners
PLC (United Kingdom) 5,136,772
19,670,820
Biotechnology – 1.3%
4,937 Argenx SE ADR (Netherlands)* 4,127,283
30,716 Cytokinetics, Inc.* 2,357,760
29,215 Insmed , Inc.* 3,123,376
13,939 Ionis Pharmaceuticals, Inc.* 1,066,334
194,550 Roivant Sciences Ltd.* 5,834,554
7,356 Vertex Pharmaceuticals, Inc.* 3,292,104
19,801,411
Broadline Retail – 4.2%
241,863 Amazon.com, Inc.* 65,457,802
Building Products – 0.7%
54,582 Builders FirstSource , Inc.* 4,162,423
14,268 Trane Technologies PLC 6,439,149
10,601,572
Capital Markets – 2.9%
6,903 Blackrock, Inc. 7,226,613
44,454 Blackstone, Inc. 5,199,784
68,995 Charles Schwab Corp. (The) 6,026,713
33,768 Intercontinental Exchange, Inc. 4,992,599
51,603 Morgan Stanley 10,733,424
7,598 MSCI, Inc. 4,797,225
7,977 Robinhood Markets, Inc., Class
A* 752,231
12,349 S&P Global, Inc. 5,235,976
44,964,565
Chemicals – 1.5%
22,129 Linde PLC 11,013,382
24,655 Sherwin-Williams Co. (The) 7,491,175
57,190 Solstice Advanced Materials, Inc. 4,817,114
23,321,671
Commercial Services & Supplies – 0.5%
16,165 Cintas Corp. 2,768,418
37,142 Waste Connections, Inc. 5,534,901
8,303,319
Communications Equipment – 1.0%
61,007 Arista Networks, Inc.* 9,728,786
Shares Description Value
Common Stocks – (continued)
Communications Equipment – (continued)
14,468 Motorola Solutions, Inc. $ 5,834,655
15,563,441
Construction Materials – 0.5%
13,878 Martin Marietta Materials, Inc. 8,072,000
Consumer Finance – 0.8%
64,029 Capital One Financial Corp. 12,032,970
Consumer Staples Distribution & Retail – 1.7%
8,868 Costco Wholesale Corp. 8,480,646
41,880 Performance Food Group Co.* 4,112,197
121,119 Walmart, Inc. 14,019,524
26,612,367
Containers & Packaging – 0.3%
129,169 International Paper Co. 4,323,286
Electric Utilities – 1.1%
17,508 Entergy Corp. 1,909,247
78,763 NextEra Energy, Inc. 6,853,169
208,777 PG&E Corp. 3,411,416
63,934 Xcel Energy, Inc. 5,082,753
17,256,585
Electrical Equipment – 1.9%
27,456 Eaton Corp. PLC 10,998,874
11,396 GE Vernova , Inc. 11,034,975
17,325 Rockwell Automation, Inc. 7,814,614
29,848,463
Electronic Equipment, Instruments & Components – 1.1%
69,842 Amphenol Corp., Class A 10,389,696
18,878 Coherent Corp.* 6,823,831
17,213,527
Energy Equipment & Services – 0.4%
95,502 Baker Hughes Co. 6,100,668
Entertainment – 0.8%
82,585 Netflix, Inc.* 7,103,961
11,635 Spotify Technology SA* 5,790,507
12,894,468
Financial Services – 3.3%
43,684 Berkshire Hathaway, Inc., Class
B* 20,727,184
15,723 Corpay , Inc.* 5,688,581
31,714 Mastercard, Inc., Class A 15,666,082
28,185 Visa, Inc., Class A 9,198,457
51,280,304
Ground Transportation – 1.8%
206,832 CSX Corp. 9,361,216
59,887 Old Dominion Freight Line, Inc. 13,483,558
76,546 Uber Technologies, Inc.* 5,388,839
28,233,613
Health Care Equipment & Supplies – 0.8%
81,408 Boston Scientific Corp.* 3,932,821
30,332 Edwards Lifesciences Corp.* 2,622,808
14,810 Intuitive Surgical, Inc.* 6,288,918
12,844,547

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – 0.9%
32,274 Cencora , Inc. $ 8,693,324
42,891 Guardant Health, Inc.* 5,562,534
14,255,858
Health Care REITs – 0.3%
24,347 Welltower, Inc. REIT 4,999,169
Hotels, Restaurants & Leisure – 1.4%
24,701 DoorDash , Inc., Class A* 3,934,622
37,800 Dutch Bros, Inc., Class A* 2,192,400
18,225 Hilton Worldwide Holdings, Inc. 5,971,603
15,465 Royal Caribbean Cruises Ltd. 4,401,803
66,198 Starbucks Corp. 6,564,194
23,064,622
Household Products – 1.0%
111,217 Procter & Gamble Co. (The) 15,966,313
Independent Power and Renewable Electricity Producers – 0.2%
19,234 Vistra Corp. 3,081,864
Industrial Conglomerates – 1.2%
54,479 3M Co. 8,342,369
47,544 Honeywell International, Inc. 11,308,816
19,651,185
Industrial REITs – 0.5%
59,491 Prologis, Inc. REIT 8,535,174
Insurance – 1.6%
31,409 Allstate Corp. (The) 6,473,081
30,724 Globe Life, Inc. 4,708,146
43,875 Marsh & McLennan Cos., Inc. 7,018,683
25,854 Travelers Cos., Inc. (The) 7,546,524
25,746,434
Interactive Media & Services – 8.1%
127,869 Alphabet, Inc., Class A 48,633,696
116,859 Alphabet, Inc., Class C 43,989,233
56,224 Meta Platforms, Inc., Class A 35,562,242
128,185,171
IT Services – 0.6%
34,992 Snowflake, Inc.* 8,942,205
Life Sciences Tools & Services – 1.4%
54,032 Agilent Technologies, Inc. 7,322,957
34,502 Repligen Corp.* 4,276,523
21,461 Thermo Fisher Scientific, Inc. 10,569,757
22,169,237
Machinery – 1.3%
23,693 Caterpillar, Inc. 20,751,988
Metals & Mining – 0.4%
26,234 Steel Dynamics, Inc. 6,824,775
Multi-Utilities – 0.7%
87,378 CMS Energy Corp. 6,341,022
59,347 Sempra 5,289,598
11,630,620
Oil, Gas & Consumable Fuels – 2.9%
35,010 Chevron Corp. 6,387,925
82,182 ConocoPhillips 9,367,104
19,196 DT Midstream, Inc. 2,687,056
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
30,120 Expand Energy Corp. $ 2,800,558
100,799 Exxon Mobil Corp. 14,642,063
81,009 Kinetik Holdings, Inc. 3,722,363
28,417 Phillips 66 4,997,982
15,870 TotalEnergies SE (France) 1,385,768
45,990,819
Passenger Airlines – 0.4%
54,071 United Airlines Holdings, Inc.* 6,207,351
Personal Care Products – 0.1%
32,173 elf Beauty, Inc.* 1,801,688
Pharmaceuticals – 3.4%
24,079 Eli Lilly & Co. 26,607,295
73,863 Johnson & Johnson 16,643,550
80,733 Merck & Co., Inc. 9,584,622
52,835,467
Real Estate Management & Development – 0.3%
15,949 CBRE Group, Inc., Class A* 1,994,263
105,174 CoStar Group, Inc.* 3,386,603
5,380,866
Residential REITs – 0.4%
35,135 AvalonBay Communities, Inc.
REIT 6,412,489
Semiconductors & Semiconductor Equipment – 17.1%
51,409 Advanced Micro Devices, Inc.* 26,532,185
30,888 Applied Materials, Inc. 13,901,453
103,984 Broadcom, Inc. 46,456,932
6,883 KLA Corp. 13,227,130
60,707 Marvell Technology, Inc. 12,444,935
33,040 Micron Technology, Inc. 32,081,840
558,689 NVIDIA Corp. 117,961,595
14,918 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 6,242,437
268,848,507
Software – 9.1%
12,620 AppLovin Corp., Class A* 7,737,196
20,691 Cadence Design Systems, Inc.* 7,757,677
25,316 Datadog, Inc., Class A* 6,261,913
17,915 Intuit, Inc. 5,939,360
180,377 Microsoft Corp. 81,212,940
51,230 Oracle Corp. 11,566,709
68,539 Palantir Technologies, Inc., Class
A* 10,729,095
33,285 Palo Alto Networks, Inc.* 9,376,052
25,689 Zscaler, Inc.* 3,589,524
144,170,466
Specialized REITs – 1.0%
37,801 American Tower Corp. REIT 7,067,275
6,827 Equinix, Inc. REIT 7,291,509
14,358,784
Specialty Retail – 2.1%
1,545 AutoZone, Inc.* 4,534,869
39,061 Home Depot, Inc. (The) 12,387,805
30,122 Ross Stores, Inc. 6,980,171
43,617 TJX Cos., Inc. (The) 6,749,731

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
3,889 Ulta Beauty, Inc.* $ 1,978,918
32,631,494
Technology Hardware, Storage & Peripherals – 8.0%
322,839 Apple, Inc. 100,745,139
35,677 Dell Technologies, Inc., Class C 15,016,806
20,954 Western Digital Corp. 11,130,974
126,892,919
Wireless Telecommunication Services – 0.5%
45,887 T-Mobile US, Inc. 8,605,189
TOTAL COMMON STOCKS
(Cost $800,071,322)
1,571,261,486
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
2,910,344 3.683% 2,910,344
(Cost $2,910,344)
TOTAL INVESTMENTS – 99.9%
(Cost $802,981,666)
$ 1,574,171,830
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,567,069
NET ASSETS – 100.0%
$ 1,575,738,899
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.0%
Aerospace & Defense – 11.6%
55,196 Axon Enterprise, Inc.* $ 24,767,549
16,048 FTAI Aviation Ltd. 4,177,936
152,079 Howmet Aerospace, Inc. 39,274,401
39,532 L3Harris Technologies, Inc. 12,459,696
131,275 Rocket Lab Corp.* 18,835,337
36,530 Woodward, Inc. 12,786,596
112,301,515
Banks – 0.6%
425,003 Flagstar Bank NA 5,975,542
Beverages – 0.9%
98,000 Coca-Cola Europacific Partners
PLC (United Kingdom) 8,887,620
Biotechnology – 5.2%
24,647 Alnylam Pharmaceuticals, Inc.* 7,442,901
7,361 Argenx SE ADR (Netherlands)* 6,153,722
102,661 Cytokinetics, Inc.* 7,880,258
71,983 Insmed , Inc.* 7,695,703
112,216 Ionis Pharmaceuticals, Inc.* 8,584,524
11,218 Madrigal Pharmaceuticals, Inc.* 5,578,375
253,399 Roivant Sciences Ltd.* 7,599,436
50,934,919
Broadline Retail – 1.3%
118,426 eBay, Inc. 12,940,409
Building Products – 0.5%
69,005 Builders FirstSource , Inc.* 5,262,321
Capital Markets – 3.4%
75,227 Intercontinental Exchange, Inc. 11,122,312
43,374 LPL Financial Holdings, Inc. 11,874,500
106,653 Robinhood Markets, Inc., Class
A* 10,057,378
33,054,190
Chemicals – 1.7%
197,821 Solstice Advanced Materials, Inc. 16,662,463
Communications Equipment – 1.1%
12,876 Lumentum Holdings, Inc.* 11,008,465
Construction & Engineering – 3.6%
48,622 Quanta Services, Inc. 34,605,736
Construction Materials – 2.3%
342,181 James Hardie Industries PLC* 7,965,973
25,006 Martin Marietta Materials, Inc. 14,544,490
22,510,463
Consumer Staples Distribution & Retail – 0.8%
10,257 Casey's General Stores, Inc. 7,868,555
Electrical Equipment – 4.6%
30,809 Rockwell Automation, Inc. 13,896,708
98,034 Vertiv Holdings Co., Class A 30,950,314
44,847,022
Electronic Equipment, Instruments & Components – 3.1%
26,663 Coherent Corp.* 9,637,875
56,093 Jabil, Inc. 20,449,264
30,087,139
Shares Description Value
Common Stocks – (continued)
Entertainment – 3.3%
143,275 Live Nation Entertainment, Inc.* $ 24,128,943
161,415 ROBLOX Corp., Class A* 7,610,717
31,739,660
Financial Services – 2.5%
50,656 Corpay , Inc.* 18,327,341
430,346 Rocket Cos., Inc., Class A* 6,244,320
24,571,661
Ground Transportation – 0.8%
34,417 Old Dominion Freight Line, Inc. 7,748,988
Health Care Equipment & Supplies – 3.6%
174,414 Boston Scientific Corp.* 8,425,941
264,672 Dexcom, Inc.* 19,516,913
79,764 Edwards Lifesciences Corp.* 6,897,193
34,840,047
Health Care Providers & Services – 5.4%
117,198 Cencora , Inc. 31,568,453
161,580 Guardant Health, Inc.* 20,955,310
52,523,763
Hotels, Restaurants & Leisure – 10.1%
164,372 Cava Group, Inc.* 12,765,130
73,912 DoorDash , Inc., Class A* 11,773,442
182,056 Dutch Bros, Inc., Class A* 10,559,248
109,732 Hilton Worldwide Holdings, Inc. 35,954,787
96,067 Royal Caribbean Cruises Ltd. 27,343,550
98,396,157
Independent Power and Renewable Electricity Producers – 3.0%
180,035 Vistra Corp. 28,847,008
Interactive Media & Services – 1.4%
77,231 Reddit, Inc., Class A* 13,592,656
IT Services – 5.0%
141,482 Cloudflare, Inc., Class A* 34,213,177
22,476 MongoDB, Inc.* 7,541,822
28,450 Snowflake, Inc.* 7,270,398
49,025,397
Life Sciences Tools & Services – 3.0%
113,084 Agilent Technologies, Inc. 15,326,275
8,250 Mettler-Toledo International,
Inc.* 9,739,785
34,810 Repligen Corp.* 4,314,699
29,380,759
Oil, Gas & Consumable Fuels – 1.2%
122,398 Expand Energy Corp. 11,380,566
Pharmaceuticals – 0.6%
104,738 Royalty Pharma PLC, Class A 5,840,191
Semiconductors & Semiconductor Equipment – 6.1%
101,811 Marvell Technology, Inc. 20,871,255
11,204 Monolithic Power Systems, Inc. 17,547,817
54,751 Teradyne, Inc. 20,493,847
58,912,919
Software – 4.4%
155,825 Datadog, Inc., Class A* 38,543,314

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Software – (continued)
45,563 Zoom Communications, Inc.* $ 4,628,745
43,172,059
Specialty Retail – 4.5%
43,079 Burlington Stores, Inc.* 13,950,273
141,717 Carvana Co.* 10,345,341
85,722 Ross Stores, Inc. 19,864,359
44,159,973
Textiles, Apparel & Luxury Goods – 1.2%
288,000 On Holding AG, Class A
(Switzerland)* 11,756,160
Trading Companies & Distributors – 1.2%
11,952 United Rentals, Inc. 11,900,248
TOTAL COMMON STOCKS
(Cost $716,243,047)
954,734,571
Shares Dividend Rate Value
aa
Investment Company – 2.0%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
19,112,228 3.683% 19,112,228
(Cost $19,112,228)
TOTAL INVESTMENTS – 100.0%
(Cost $735,355,275)
$ 973,846,799
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
387,614
NET ASSETS – 100.0%
$ 974,234,413
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.1%
Aerospace & Defense – 5.0%
34,508 Firefly Aerospace, Inc.* $ 1,604,277
58,484 Hawkeye 360, Inc.* 1,930,557
57,079 Karman Holdings, Inc.* 3,282,042
58,524 Loar Holdings, Inc.* 3,773,628
18,217 Moog, Inc., Class A 6,557,573
56,483 Voyager Technologies, Inc., Class
A* 2,797,603
16,157 VSE Corp. 2,991,469
22,937,149
Automobile Components – 0.7%
24,585 Dorman Products, Inc.* 3,046,573
Beverages – 1.1%
67,832 Vita Coco Co., Inc. (The)* 5,096,218
Biotechnology – 7.9%
69,717 Alkermes PLC* 2,941,360
35,521 Apogee Therapeutics, Inc.* 2,917,695
12,765 Blueprint Medicines Corp.*
(a)
5,872
53,002 CG oncology, Inc.* 3,301,495
26,103 Cytokinetics, Inc.* 2,003,666
29,423 Dianthus Therapeutics, Inc.* 2,736,633
48,735 Halozyme Therapeutics, Inc.* 3,242,827
34,667 Ionis Pharmaceuticals, Inc.* 2,652,025
9,125 Krystal Biotech, Inc.* 2,819,899
8,567 Madrigal Pharmaceuticals, Inc.* 4,260,112
69,724 Mineralys Therapeutics, Inc.* 2,196,306
32,616 Protagonist Therapeutics, Inc.* 3,247,249
19,386 Spyre Therapeutics, Inc.* 1,424,871
43,063 Xenon Pharmaceuticals, Inc.
(Canada)* 2,356,838
36,106,848
Broadline Retail – 0.4%
24,426 Ollie's Bargain Outlet Holdings,
Inc.* 1,993,894
Building Products – 2.1%
20,362 CSW Industrials, Inc. 5,639,663
14,996 Modine Manufacturing Co.* 4,182,535
9,822,198
Capital Markets – 3.9%
77,165 Piper Sandler Cos. 6,050,508
19,966 PJT Partners, Inc., Class A 3,052,801
39,304 Victory Capital Holdings, Inc.,
Class A 3,323,153
285,999 WisdomTree, Inc. 5,448,281
17,874,743
Chemicals – 1.4%
46,529 Ingevity Corp.* 3,155,597
36,636 Solstice Advanced Materials, Inc. 3,085,850
6,241,447
Communications Equipment – 1.8%
27,042 Applied Optoelectronics, Inc.* 4,283,723
149,823 Extreme Networks, Inc.* 3,971,808
8,255,531
Construction & Engineering – 5.9%
44,628 Cardinal Infrastructure Group,
Inc., Class A* 2,315,747
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – (continued)
76,339 Centuri Holdings, Inc.* $ 2,346,661
19,455 Dycom Industries, Inc.* 9,922,050
16,694 MYR Group, Inc.* 7,763,712
20,863 Primoris Services Corp. 2,624,148
68,938 Solv Energy, Inc., Class A* 2,449,367
27,421,685
Consumer Finance – 1.2%
4,415 Dave, Inc.* 1,247,502
24,391 Enova International, Inc.* 3,939,390
5,186,892
Consumer Staples Distribution & Retail – 1.1%
39,234 Chefs' Warehouse, Inc. (The)* 3,002,970
75,301 Yesway , Inc., Class A* 1,694,273
4,697,243
Diversified Consumer Services – 0.6%
120,509 OneSpaWorld Holdings Ltd.
(Bahamas) 2,862,089
Electrical Equipment – 2.2%
54,964 Nextpower , Inc., Class A* 8,596,370
46,305 X-Energy, Inc.*
(b)
1,246,068
9,842,438
Electronic Equipment, Instruments & Components – 5.3%
19,090 Advanced Energy Industries, Inc. 5,768,616
10,922 Fabrinet (Thailand)* 7,144,736
62,747 Mirion Technologies, Inc.* 1,147,015
32,888 Novanta, Inc.* 5,240,045
18,718 Plexus Corp.* 5,023,162
24,323,574
Energy Equipment & Services – 2.5%
135,771 Archrock , Inc. 4,546,971
54,800 Kodiak Gas Services, Inc. 3,663,380
46,049 Solaris Oilfield Infrastructure,
Inc. 3,202,247
11,412,598
Financial Services – 1.5%
227,499 Flywire Corp.* 3,649,084
165,471 Remitly Global, Inc.* 3,312,729
6,961,813
Food Products – 0.3%
23,712 Freshpet , Inc.* 1,223,539
Ground Transportation – 0.9%
8,774 Saia, Inc.* 4,144,574
Health Care Equipment & Supplies – 3.9%
39,737 Glaukos Corp.* 4,106,819
26,030 iRhythm Holdings, Inc.* 2,964,817
83,573 Kestra Medical Technologies
Ltd.* 1,776,762
34,341 Lantheus Holdings, Inc.* 3,410,061
40,937 LeMaitre Vascular, Inc. 3,874,687
24,833 TransMedics Group, Inc.* 1,668,778
17,801,924
Health Care Providers & Services – 4.9%
98,542 BrightSpring Health Services,
Inc.* 6,078,071

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
29,986 Encompass Health Corp. $ 3,174,018
45,121 Guardant Health, Inc.* 5,851,742
86,674 Pennant Group, Inc. (The)* 2,968,585
75,834 RadNet , Inc.* 4,211,062
22,283,478
Health Care Technology – 0.2%
35,812 HeartFlow , Inc.* 1,109,456
Hotels, Restaurants & Leisure – 4.8%
39,345 Brinker International, Inc.* 5,601,941
48,187 Cava Group, Inc.* 3,742,202
84,015 Dutch Bros, Inc., Class A* 4,872,870
148,296 Life Time Group Holdings, Inc.* 4,905,632
131,580 Lindblad Expeditions Holdings,
Inc.* 3,019,761
22,142,406
Household Durables – 0.5%
11,186 Installed Building Products, Inc. 2,348,836
Insurance – 0.9%
37,555 Palomar Holdings, Inc.* 4,019,887
IT Services – 1.8%
53,809 DigitalOcean Holdings, Inc.* 8,391,514
Life Sciences Tools & Services – 0.6%
38,564 Alamar Biosciences, Inc.* 788,248
16,623 Repligen Corp.* 2,060,421
2,848,669
Machinery – 10.8%
30,899 Enpro , Inc. 9,485,684
43,999 Federal Signal Corp. 4,694,693
55,530 Franklin Electric Co., Inc. 5,463,041
42,409 Helios Technologies, Inc. 3,523,764
48,841 Proto Labs, Inc.* 3,700,194
7,289 RBC Bearings, Inc.* 4,169,017
45,954 SPX Technologies, Inc.* 9,956,394
24,241 Timken Co. (The) 3,102,363
17,339 Watts Water Technologies, Inc.,
Class A 5,357,404
49,452,554
Passenger Airlines – 0.7%
261,699 Joby Aviation, Inc.* 3,114,218
Pharmaceuticals – 2.3%
17,908 Axsome Therapeutics, Inc.* 4,199,068
127,905 Definium Therapeutics, Inc.* 3,094,022
14,453 Ligand Pharmaceuticals, Inc.* 3,352,518
10,645,608
Professional Services – 0.7%
60,683 Planet Labs PBC* 3,103,329
Semiconductors & Semiconductor Equipment – 12.1%
104,734 Allegro MicroSystems , Inc.
(Japan)* 5,013,617
69,778 Ambiq Micro, Inc.* 5,558,515
28,540 Camtek Ltd. (Israel)* 4,899,176
41,167 Credo Technology Group
Holding Ltd.* 9,716,647
47,497 FormFactor , Inc.* 5,917,651
Shares Description Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
54,659 Lattice Semiconductor Corp.* $ 8,039,246
13,332 Onto Innovation, Inc.* 3,442,856
11,904 SiTime Corp.* 8,454,221
78,818 Veeco Instruments, Inc.* 4,543,069
55,584,998
Software – 5.4%
146,433 A10 Networks, Inc. 4,413,490
108,463 Braze, Inc., Class A* 2,779,907
73,433 Intapp , Inc.* 1,695,568
80,250 JFrog Ltd.* 6,378,270
164,964 Klaviyo , Inc., Class A* 2,613,030
233,290 SailPoint, Inc.* 4,392,851
34,905 ServiceTitan , Inc., Class A* 2,525,726
24,798,842
Specialty Retail – 1.7%
20,310 Boot Barn Holdings, Inc.* 3,450,060
19,334 Five Below, Inc.* 4,395,778
7,845,838
Textiles, Apparel & Luxury Goods – 1.4%
270,159 Figs, Inc., Class A* 3,177,070
46,863 Kontoor Brands, Inc. 3,363,358
6,540,428
Trading Companies & Distributors – 0.6%
21,683 Herc Holdings, Inc. 2,883,839
TOTAL COMMON STOCKS
(Cost $318,927,167)
454,366,870
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Central Government Fund -
Institutional Shares
6,019,373 3.683% 6,019,373
(Cost $6,019,373)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $324,946,540)
460,386,243
a
Securities Lending Reinvestment Vehicle – 0.1%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
624,240 3.532% 624,240
(Cost $624,240)
TOTAL INVESTMENTS – 100.5%
(Cost $325,570,780)
$ 461,010,483
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.5)%
(2,457,795)
NET ASSETS – 100.0%
$ 458,552,688
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
(a)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Aerospace & Defense – 6.3%
148,799 Arxis, Inc., Class A* $ 6,685,539
93,519 Firefly Aerospace, Inc.* 4,347,698
195,162 Karman Holdings, Inc.* 11,221,815
222,976 Leonardo DRS, Inc. 10,872,310
186,171 Loar Holdings, Inc.*
(a)
12,004,306
58,346 Moog, Inc., Class A 21,002,810
69,849 VSE Corp. 12,932,542
79,067,020
Biotechnology – 10.6%
33,821 Ascendis Pharma A/S
(Denmark)* 7,579,624
158,073 Bridgebio Pharma, Inc.* 10,473,917
85,246 CG oncology, Inc.* 5,309,973
107,592 Cytokinetics, Inc.* 8,258,762
93,676 Insmed, Inc.* 10,014,901
179,014 Ionis Pharmaceuticals, Inc.* 13,694,571
19,354 Madrigal Pharmaceuticals, Inc.* 9,624,164
71,807 Natera, Inc.* 16,039,530
25,419 Praxis Precision Medicines, Inc.* 8,895,887
28,707 Protagonist Therapeutics, Inc.* 2,858,069
88,514 REVOLUTION Medicines, Inc.* 13,939,185
73,845 Rhythm Pharmaceuticals, Inc.* 6,521,990
645,212 Roivant Sciences Ltd.* 19,349,908
132,560,481
Broadline Retail – 0.4%
67,387 Ollie's Bargain Outlet Holdings,
Inc.* 5,500,801
Building Products – 2.3%
69,862 CSW Industrials, Inc. 19,349,678
31,301 Modine Manufacturing Co.* 8,730,162
28,079,840
Capital Markets – 1.9%
85,950 Houlihan Lokey, Inc. 12,175,677
149,903 Piper Sandler Cos. 11,753,894
23,929,571
Chemicals – 1.0%
150,690 Solstice Advanced Materials, Inc. 12,692,619
Communications Equipment – 1.5%
22,288 Lumentum Holdings, Inc.* 19,055,348
Construction & Engineering – 6.2%
6,395 Comfort Systems USA, Inc. 11,691,403
33,104 Dycom Industries, Inc.* 16,883,040
14,808 EMCOR Group, Inc. 12,243,550
44,479 MYR Group, Inc.* 20,685,404
154,356 Solv Energy, Inc., Class A* 5,484,269
12,333 Sterling Infrastructure, Inc.* 10,616,740
77,604,406
Consumer Finance – 0.9%
72,380 Enova International, Inc.* 11,690,094
Consumer Staples Distribution & Retail – 1.3%
89,090 BJ's Wholesale Club Holdings,
Inc.* 7,597,595
11,465 Casey's General Stores, Inc. 8,795,260
16,392,855
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – 2.8%
180,148 Forgent Power Solutions, Inc.* $ 9,846,889
135,392 Nextpower, Inc., Class A* 21,175,309
129,142 X-Energy, Inc.*
(a)
3,475,211
34,497,409
Electronic Equipment, Instruments & Components – 6.4%
53,053 Advanced Energy Industries, Inc. 16,031,556
61,895 Coherent Corp.* 22,373,186
33,878 Fabrinet (Thailand)* 22,161,632
174,470 Mirion Technologies, Inc.* 3,189,312
105,386 Novanta, Inc.* 16,791,151
80,546,837
Energy Equipment & Services – 1.1%
202,230 Archrock, Inc. 6,772,683
101,804 Solaris Oilfield Infrastructure,
Inc. 7,079,450
13,852,133
Financial Services – 0.9%
268,710 Equitable Holdings, Inc. 11,111,159
Ground Transportation – 0.9%
22,902 Saia, Inc.* 10,818,218
Health Care Equipment & Supplies – 2.5%
166,434 Globus Medical, Inc., Class A* 13,627,616
94,444 Lantheus Holdings, Inc.* 9,378,289
88,264 LeMaitre Vascular, Inc. 8,354,188
31,360,093
Health Care Providers & Services – 5.9%
380,054 BrightSpring Health Services,
Inc.* 23,441,731
107,240 Encompass Health Corp. 11,351,354
87,417 Ensign Group, Inc. (The) 14,655,460
110,900 Guardant Health, Inc.* 14,382,621
171,244 RadNet, Inc.* 9,509,179
73,340,345
Health Care Technology – 0.4%
249,694 Waystar Holding Corp.* 4,971,408
Hotels, Restaurants & Leisure – 7.1%
82,500 Brinker International, Inc.* 11,746,350
176,243 Cava Group, Inc.* 13,687,032
259,497 Dutch Bros, Inc., Class A* 15,050,826
83,212 Hyatt Hotels Corp., Class A 15,091,328
364,640 Life Time Group Holdings, Inc.* 12,062,291
120,685 Texas Roadhouse, Inc. 21,798,125
89,435,952
Household Durables – 1.5%
121,497 SharkNinja, Inc.* 14,809,269
26,797 Toll Brothers, Inc. 3,712,457
18,521,726
IT Services – 3.7%
72,919 Akamai Technologies, Inc.* 10,904,307
87,630 Applied Digital Corp.* 4,143,147
38,774 MongoDB, Inc.* 13,010,616
97,766 Twilio, Inc., Class A* 18,638,110
46,696,180

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.2%
164,916 Bio-Techne Corp. $ 8,522,859
54,808 Repligen Corp.* 6,793,451
15,316,310
Machinery – 9.4%
61,667 Crane Co. 11,285,061
56,959 Enpro, Inc. 17,485,843
111,422 Federal Signal Corp. 11,888,727
123,971 Franklin Electric Co., Inc. 12,196,267
40,890 Nordson Corp. 11,748,924
33,060 RBC Bearings, Inc.* 18,908,998
133,402 SPX Technologies, Inc.* 28,902,877
43,208 Timken Co. (The) 5,529,760
117,946,457
Passenger Airlines – 0.6%
674,105 Joby Aviation, Inc.* 8,021,850
Pharmaceuticals – 0.4%
21,430 Ligand Pharmaceuticals, Inc.* 4,970,903
Professional Services – 0.7%
18,043 CACI International, Inc., Class
A* 9,265,261
Semiconductors & Semiconductor Equipment – 11.5%
85,480 Astera Labs, Inc.* 29,306,818
5,479 Cerebras Systems, Inc., Class
A*
(a)
1,298,468
107,346 Credo Technology Group
Holding Ltd.* 25,336,876
206,649 Lattice Semiconductor Corp.* 30,393,935
102,040 MACOM Technology Solutions
Holdings, Inc.* 37,207,866
78,889 Onto Innovation, Inc.* 20,372,295
143,916,258
Software – 2.9%
148,068 Procore Technologies, Inc.* 7,327,885
38,896 PTC, Inc.* 5,396,042
125,459 Rubrik, Inc., Class A* 9,864,841
204,372 Samsara, Inc., Class A* 7,150,976
80,689 ServiceTitan, Inc., Class A* 5,838,656
35,578,400
Specialty Retail – 1.6%
47,672 Boot Barn Holdings, Inc.* 8,098,043
52,616 Dick's Sporting Goods, Inc. 11,973,823
20,071,866
Technology Hardware, Storage & Peripherals – 1.1%
178,681 Everpure, Inc., Class A* 14,206,926
Textiles, Apparel & Luxury Goods – 2.4%
470,227 Amer Sports, Inc. (Finland)* 16,730,677
94,339 Tapestry, Inc. 13,722,551
30,453,228
Trading Companies & Distributors – 2.0%
26,667 Applied Industrial Technologies,
Inc. 8,101,701
23,197 Watsco, Inc. 8,515,619
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
23,965 WESCO International, Inc. $ 8,655,439
25,272,759
TOTAL COMMON STOCKS
(Cost $884,035,216)
1,246,744,713
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
6,509,057 3.683% 6,509,057
(Cost $6,509,057)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $890,544,273)
1,253,253,770
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,450,762 3.532% 2,450,762
(Cost $2,450,762)
TOTAL INVESTMENTS – 100.1%
(Cost $892,995,035)
$ 1,255,704,532
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(1,574,016)
NET ASSETS – 100.0%
$ 1,254,130,516
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
(a)
Large Cap Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 6,242,437 $ — $ —
Europe 10,649,823 — —
North America 1,554,369,226 — —
Investment Company 2,910,344 — —
Total
$ 1,574,171,830 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 26,797,502 $ — $ —
North America 927,937,069 — —
Investment Company 19,112,228 — —
Total
$ 973,846,799 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 17,057,529 $ — $ —
North America 437,303,469 — 5,872
Investment Company 6,019,373 — —
Securities Lending Reinvestment Vehicle 624,240 — —
Total
$ 461,004,611 $ — $ 5,872
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 22,161,632 $ — $ —
Europe 24,310,301 — —
North America 1,200,272,780 — —
Investment Company 6,509,057 — —
Securities Lending Reinvestment Vehicle 2,450,762 — —
Total
$ 1,255,704,532 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)